[SHIP LOGO VANGUARD /(R)/]


VANGUARD/(R)/ HEALTH CARE FUND


SUPPLEMENT TO THE PROSPECTUS


IMPORTANT CHANGES TO VANGUARD HEALTH CARE FUND
Current Vanguard Health Care Fund shareholders may continue to invest in existing Fund accounts. New or current shareholders may not open new accounts in the Fund, except as described in this supplement. Clients enrolled in Flagship Services(TM) may open new Fund accounts in individual, joint, and/or personal trust registrations. There is no specific time frame for when the Fund will reopen to other Vanguard clients.

Vanguard Health Care Fund may modify these transaction policies at any time without prior notice to shareholders.

You may call Vanguard for more detailed information about the Fund's transaction policies. Investors in nonretirement accounts and IRAs may call Vanguard's Investor Information Department at 800-662-7447. Participants in employer-sponsored retirement plans may call Vanguard Participant Services at 800-523-1188.








(C)2007 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                      PSFR52 092007

                                                      [SHIP LOGO VANGUARD /(R)/]


VANGUARD/(R)/ PRECIOUS METALS AND
MINING FUND



SUPPLEMENT TO THE PROSPECTUS



IMPORTANT CHANGES TO VANGUARD PRECIOUS METALS AND MINING FUND
Current Vanguard Precious Metals and Mining Fund shareholders may continue to invest in existing Fund accounts. New or current shareholders may not open new accounts in the Fund, except as described in this supplement. Clients enrolled in Flagship Services(TM) may open new Fund accounts in individual, joint, and/or personal trust registrations. There is no specific time frame for when the Fund will reopen to other Vanguard clients.

Vanguard Precious Metals and Mining Fund may modify these transaction policies at any time without prior notice to shareholders.

You may call Vanguard for more detailed information about the Fund's transaction policies. Investors in nonretirement accounts and IRAs may call Vanguard's Investor Information Department at 800-662-7447. Participants in employer-sponsored retirement plans may call Vanguard Participant Services at 800-523-1188.







(C)2007 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                      PSFR53 092007